Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt
Summary of debt

	September 30,	December 31,
Dollars in thousands	2021	2020
Term Loan Facility	$306,563	$281,563
Paid-In-Kind Interest related to Term Loan Facility	24,186	—
Revolving Credit Facility	30,000	30,000
Paid-In-Kind Interest related to Revolving Credit Facility	2,227	—
Union Revolving Credit Facility	4,590	2,550
Total debt outstanding	$367,566	$314,113
Less: Unamortized debt issuance costs	(5,676)	(6,639)
Total debt, net	$361,890	$307,474
Portion due within one year	$—	$—
Total long-term debt, net	$361,890	$307,474

	December 31,	December 31,
Dollars in thousands	2020	2019
Term B Facility	$281,563	$318,750
Revolving Credit Facility	30,000	—
Union Revolving Credit Facility	2,550	—
Total debt outstanding	$314,113	$318,750
Less: Unamortized debt issuance costs	(6,639)	(10,212)
Total debt, net	$307,474	$308,538
Portion due within one year	$—	$63,750
Total long-term debt, net	$307,474	$244,788

Summary of required minimum principal amortization payments

Required minimum principal amortization payments under the Term Loan Facility as of September 30, 2021, are as follows:

Repayment
Dollars in thousands	Amount
Remaining 2021	$—
2022	—
2023	330,749
Total	$330,749

Dollars in thousands	Repayment Amount
2021	$—
2022	—
2023	281,563
Total	$281,563